Statement of comprehensive income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income
Earnings for the year	R 9,333	R 41,672	R 10,532
Other comprehensive income, net of tax
Items that can be subsequently reclassified to the income statement	11,909	(92)	(16,246)
Effect of translation of foreign operations	12,061	7,026	(13,741)
Effect of cash flow hedges		1,110	1,072
Foreign currency translation reserve on disposal of business reclassified to the income statement	(251)	(8,024)	(3,388)
Tax on items that can be subsequently reclassified to the income statement	99	(204)	(189)
Items that cannot be subsequently reclassified to the income statement	331	1,616	623
Remeasurement on post-retirement benefit obligation	427	2,415	834
Fair value of investments through other comprehensive income	23	(54)	(12)
Tax on items that cannot be subsequently reclassified to the income statement	(119)	(745)	(199)
Total comprehensive income/(loss) for the year	21,573	43,196	(5,091)
Attributable to
Owners of Sasol Limited	21,057	40,485	(6,578)
Non-controlling interests in subsidiaries	516	2,711	1,487
Total comprehensive income/(loss) for the year	R 21,573	R 43,196	R (5,091)